Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories
The Group’s inventory balances as of 31 December 2023 and 2022 are as follows:

	2023	2022
Raw materials and supplies	51,524	41,961
Work in progress	33,068	29,450
Finished goods	244	2,121
Inventory reserves	(10,403)	(2,062)
Balance at 31 December	74,433	71,470